Investments in associates (Details 2) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jan. 01, 2015
Disclosure of associates [line items]
Investments in associates		$ 13,435	$ 10,927	$ 14,450	$ 169,660
Aeropuertos Ecologicos de Galapagos S.A.
Disclosure of associates [line items]
Main activity	[1]	Airport Operation	Airport Operation	Airport Operation
Country of incorporation	[1]	Ecuador	Ecuador	Ecuador
Percentage of ownership	[1]	99.90%	99.90%	99.90%
Investments in associates	[1]	$ 1,000	$ 1,000	$ 1,000
Sociedad Aeroportuaria KunturWasi S.A.
Disclosure of associates [line items]
Main activity	[2]	Airport Operation	Airport Operation	Airport Operation
Country of incorporation	[2]	Peru	Peru	Peru
Percentage of ownership	[2]	47.68%	47.68%	47.68%
Investments in associates	[2]	$ 0	$ 5,787	$ 6,460
Aeropuertos Andinos del Peru S.A.
Disclosure of associates [line items]
Main activity		Airport Operation	Airport Operation	Airport Operation
Country of incorporation		Peru	Peru	Peru
Percentage of ownership		50.00%	50.00%	50.00%
Investments in associates		$ 11,762	$ 2,717	$ 2,788
Quitotelecenter SA
Disclosure of associates [line items]
Main activity		Shopping administrator	Shopping administrator	Shopping administrator
Country of incorporation		Ecuador	Ecuador	Ecuador
Percentage of ownership		0.00%	0.00%	40.00%
Investments in associates		$ 0	$ 0	$ 2,311
Others
Disclosure of associates [line items]
Percentage of ownership		0.00%	0.00%	0.00%
Investments in associates		$ 673	$ 1,423	$ 1,891

[1]	Under the terms of the Galapagos Concession Agreement, the net income generated by the Company must be transferred entirely to the Direccion General de Aviacion Civil ("DGAC"), however, the Group maintains the operational management of such company and therefore has significant influence.
[2]	On July 13, 2017, the Government of Peru notified the unilateral decision to rescind the concession agreement for the Nuevo Aeropuerto International de Chinchero. The Company has stated its intention to reach an agreement, however, if it is not achieved, will initiate legal proceedings as established in the concession agreement. In line with this, the Company notified the State of Peru of its disagreement with the unilateral resolution and its intention to begin a Direct Treatment procedure, such procedure as provided in the Concession Agreement. The Company also communicated the non-compliance of certain State obligations under the 1996 Bilateral Investment Agreement between Peru and Argentina for the promotion and protection of investments caused by the mentioned unilateral resolution.